Accounts Receivable	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
Accounts Receivable

3. Accounts Receivable

Accounts receivable represent trade receivables from customers. We extend credit to our customers on an unsecured basis. Our exposure to credit losses depends on the financial conditions of them and macroeconomic factors beyond our controls, such as global economic conditions or adverse impacts in the industries we serve, changes in oil prices and political instability. The health of our accounts receivable is continuously monitored, taking into consideration both changes in our customers’ financial conditions and macroeconomic events. We adjust credits limits based upon payment history and creditworthiness of our customers. Because we extend credit on an unsecured basis to most of customers, there is possibility that any accounts receivable not collected may ultimately need to be written off.

The Company had accounts receivable of approximately $30,929,095 and $18,446,176 as of June 30, 2023 and December 31, 2022, respectively, of which accounts receivable from the top five customers accounted for approximately $23,958,875 and $9,253,060 As of June 30, 2023 and December 31, 2022 accounted for approximately 77.5% (the largest of which accounted for 25.0%) and 50.2% (the largest of which accounted for 22.4%) of total accounts receivable, respectively. The Company has no allowance for doubtful accounts as of June 30, 2023 and December 31, 2022 and no bad debt expense for the six months then ended.

Subsequent to June 30, 2023, all accounts receivable as of June 30, 2023 have been collected.

As of June 30, 2023, the Company did not sell any accounts receivable to a bank under a non-recourse factoring arrangement. As of December 31, 2022, accounts receivable in the amount of $4,134,637 were sold to a bank under a non-recourse factoring arrangement.